Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	ELECTRAMECCANICA VEHICLES CORP.
Entity Central Index Key	0001637736
Amendment Flag	false
Document Fiscal Period Focus	Q1
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Entity Current Reporting Status	Yes